Nature of the Business (Narrative) (Details) (USD $)	1 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2014	Mar. 15, 2005	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Shares issued for acquisition		2,410,811
Accumulated deficit			$ (88,915,924)		$ (85,876,874)	$ (66,311,448)
Net loss			(2,295,664)	(1,323,537)	(19,563,826)	(6,380,833)
Debt conversion expense					13,713,767	0
Net cash used in operating activities			$ 917,000		$ 4,400,000
Stock Issued During Period, Shares, Issued for Services	150,000